UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               ------------------------------

Check here if Amendment; [_]   Amendment Number:
      This Amendment (Check only one.): [_]   is a restatement.
                                        [_]   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Mutuals Advisors, Inc
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Address:    700 N. Pearl St
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            Suite 900
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            Dallas, TX 75201
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Form 13F File Number:   28- 12695
                        ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David E. Scott
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Title:      Chief Compliance Officer
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Phone:      646-415-8159
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Signature, Place, and Date of Signing:

      /s/ David E. Scott               Danbury, Connecticut         11/13/09
      ---------------------------   --------------------------   --------------
             [Signature]                 [City, State]               [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-13456                       GNI Capital, Inc.
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[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
                                            ------------------------------

Form 13F Information Table Entry Total:     47
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Form 13F Information Table Value Total:     $ 77,803
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number     Name
1      28-13456                      GNI Capital, Inc.
----                            ----------------------------------

13F: All Funds as of 6/30/09

                                                                                                                  Voting Authority
Name of Issuer              Title of Class       CUSIP      Market      Shares/   Investment    Other Managers   Sole   Shared  None
                                                            Value $    Quantity   Discretion
                                                           (x1,000)
AMAZON COM INC                            COM  023135106          700    7,500     OTHER           1                    7,500
ATRION CORP                               COM  049904105          578    4,000     OTHER           1                    4,000
BANK OF AMERICA CORPORATION               COM  060505104          508   30,000     OTHER           1                   30,000
BRISTOL MYERS SQUIBB CO                   COM  110122108          856   38,000     OTHER           1                   38,000
BRITISH AMERN TOB PLC           SPONSORED ADR  110448107        5,693   90,000     OTHER           1                   90,000
CARTER INC                                COM  146229109          561   21,000     OTHER           1                   21,000
ENCORE CAP GROUP INC                      COM  292554102          538   40,000     OTHER           1                   40,000
GENERAL DYNAMICS CORP                     COM  369550108        1,292   20,000     OTHER           1                   20,000
ISHARES TR INDEX              BARCLYS TIPS BD  464287176        1,029   10,000     OTHER           1                   10,000
ISHARES TR                       MSCI GRW IDX  464288885        1,601   30,000     OTHER           1                   30,000
LILLY ELI & CO                            COM  532457108          479   14,500     OTHER           1                   14,500
LOCKHEED MARTIN CORP                      COM  539830109        5,661   72,500     OTHER           1                   72,500
LORILLARD INC                             COM  544147101        8,173  110,000     OTHER           1                  110,000
MELCO CROWN ENTMT LTD                     ADR  585464100        1,218  175,000     OTHER           1                  175,000
MYLAN INC                                 COM  628530107          913   57,000     OTHER           1                   57,000
NORTHROP GRUMMAN CORP                     COM  666807102        2,846   55,000     OTHER           1                   55,000
OSI PHARMACEUTICALS INC                   COM  671040103          353   10,000     OTHER           1                   10,000
OCWEN FINL CORP                       COM NEW  675746309          340   30,000     OTHER           1                   30,000
OIL SVC HOLDRS TR               DEPOSTRY RCPT  678002106          587    5,000     OTHER           1                    5,000
PFIZER INC                                COM  717081103          662   40,000     OTHER           1                   40,000
PHILIP MORRIS INTL INC                    COM  718172109       14,378  295,000     OTHER           1                  295,000
RAYTHEON CO                           COM NEW  755111507        3,358   70,000     OTHER           1                   70,000
WYETH                                     COM  983024100          486   10,000     OTHER           1                   10,000
WYNN RESORTS LTD                          COM  983134107        1,595   22,500     OTHER           1                   22,500
ALTRIA GROUP INC                          COM  02209S103        3,651  205,000     OTHER           1                  205,000
BALLY TECHNOLOGIES INC                    COM  05874B107        1,612   42,000     OTHER           1                   42,000
DWS HIGH INCOME TR                    SHS NEW  23337C208          513   62,500     OTHER           1                   62,500
DIAGEO P L C                     SPON ADR NEW  25243Q205        3,536   57,500     OTHER           1                   57,500
DIGITALGLOBE INC                      COM NEW  25389M877        1,566   70,000     OTHER           1                   70,000
DREYFUS HIGH YIELD STRATEGIES      SH BEN INT  26200S101          533  150,000     OTHER           1                  150,000
ENER1 INC                             COM NEW  29267A203          623   90,000     OTHER           1                   90,000
GOOGLE INC                               CL A  38259P508          669    1,350     OTHER           1                    1,350
ICU MED INC                               COM  44930G107          369   10,000     OTHER           1                   10,000
ISHARES SILVER TRUST                  ISHARES  46428Q109          491   30,000     OTHER           1                   30,000
MBIA INC                                  COM  55262C100          233   30,000     OTHER           1                   30,000
MARKET VECTORS ETF TR          GOLD MINER ETF  57060U100          815   18,000     OTHER           1                   18,000
MEDCO HEALTH SOLUTIONS INC                COM  58405U102          719   13,000     OTHER           1                   13,000
MOLSON COORS BREWING CO                  CL B  60871R209        2,069   42,500     OTHER           1                   42,500
NETEASE COM INC                 SPONSORED ADR  64110W102          685   15,000     OTHER           1                   15,000
NOMURA HLDGS INC                SPONSORED ADR  65535H208          490   80,000     OTHER           1                   80,000
PMC-SIERRA INC                            COM  69344F106          621   65,000     OTHER           1                   65,000
PORTFOLIO RECOVERY ASSOCS INC             COM  73640Q105          680   15,000     OTHER           1                   15,000
POWERSHARES ETF TRUST          HLTHCR SEC POR  73935X351          769   36,000     OTHER           1                   36,000
SPDR SERIES TRUST              S&P OILGAS EXP  78464A730          579   15,000     OTHER           1                   15,000
TENET HEALTHCARE CORP                     COM  88033G100          500   85,000     OTHER           1                   85,000
TRUE RELIGION APPAREL INC                 COM  89784N104          519   20,000     OTHER           1                   20,000
WISDOMTREE TRUST               JP SMALLCP DIV  97717W836        1,159   28,000     OTHER           1                   28,000

                                                   Total     $ 77,803